DESCRIPTION OF THE PLAN (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) year hour loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Requisite service period	3 months
Requisite employee age | year	18
Automatic deferral rate	3.00%
Minimum annual compensation to total compensation, percentage	1.00%
Maximum annual compensation to total compensation, percentage	80.00%
Employer matching percentage	75.00%
Participant compensation matched, percentage	6.00%
Discretionary contribution, vesting service hours | hour	1,000
Matching contribution, vesting percentage per year	20.00%
Matching contribution, vesting service period	5 years
Matching contribution, maximum vesting age | year	65
Threshold for automatic rollover of distribution in individual retirement account	$ 7,000
Employee age for automatic distribution of vested account balance | year	73
Forfeited nonvested account, decrease from employer contribution	$ 718,762
Forfeited nonvested account, decrease from administrative expense	113,968
Forfeited nonvested account	765,012	$ 176,826
Minimum borrowing, amount	$ 1,000
Participant maximum number of loans outstanding | loan	1
Maximum borrowing, to total account, percentage	50.00%
Maximum borrowing, amount	$ 50,000
General loan, borrowing term	5 years
Primary residence, borrowing term	20 years
Basis spread on variable rate	1.00%